Post-Retirement Benefit Obligations - Summary of Post-retirement Benefit Obligations Recognized in Consolidated Statement of Financial Position (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [abstract]
Post-retirement benefit obligations	¥ 2,670	¥ 3,063
Less: current portion	(168)	(173)
Long-term portion	¥ 2,502	¥ 2,890